Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Fair Values of Financial Assets and Liabilities

The following table provides information about how the fair values of these financial assets and liabilities are determined as at each of December 31, 2017 and December 31, 2016:

	As at December 31, 2017
	Fair value & carrying value	Level 1	Level 2	Level 3
	$000’s	$000’s	$000’s	$000’s
Funds - Available-for-sale	7,045	7,045	—	—
Bonds - Available-for-sale	115,343	115,343	—	—
Equity in private companies - Available-for-sale	6,981	—	—	6,981
Equity in quoted companies - Available-for-sale	281	281	—	—
Total available-for-sale	129,650	122,669	—	6,981
Derivatives	2,037	—	2,037	—
Total financial assets	131,687	122,669	2,037	6,981

Derivatives	111,762	—	111,762	—
Total financial liabilities	111,762	—	111,762	—

	As at December 31, 2016
	Fair value & carrying value	Level 1	Level 2	Level 3
	$000’s	$000’s	$000’s	$000’s
Funds - Available-for-sale	58,518	58,518	—	—
Bonds - Available-for-sale	98,605	98,605	—	—
Equity in private companies - Available-for-sale	6,921	—	—	6,921
Equity in quoted companies - Available-for-sale	115,480	115,480	—	—
Total available-for-sale	279,524	272,603	—	6,921
Equity in quoted companies - Fair value through profit/loss	8,328	—	—	8,328
Debentures - Fair value through profit/loss	7,556	—	7,556	—
Total fair value through profit/loss	15,884	—	7,556	8,328
Derivatives	52,038	—	52,038	—
Total financial assets	347,446	272,603	59,594	15,249

Derivatives	10,516	—	4,922	5,594
Provisions	195,506	—	—	195,506
Total financial liabilities	206,022	—	4,922	201,100

Summary of Fair Value of Other Financial Assets and Liabilities Measured at Amortized Cost

The fair values of other financial assets and liabilities measured at amortized cost on the consolidated statements of financial position as at each of December 31, 2017, and December 31, 2016 are as follows:

	As at December 31, 2017
	Fair value	Level 1	Level 2	Level 3
	$000’s	$000’s	$000’s	$000’s
First Lien Term Loans	2,370,335	2,370,335	—	—
USD Second Lien Term Loan	95,713	95,713	—	—
Total financial liabilities	2,466,048	2,466,048	—	—

	As at December 31, 2016
	Fair value $000’s	Level 1 $000’s	Level 2 $000’s	Level 3 $000’s
Promissory note	4,827	—	—	4,827
Total financial assets	4,827	—	—	4,827

First Lien Term Loans	2,336,792	2,336,792	—	—
USD Second Lien Term Loan	209,870	209,870	—	—
Total financial liabilities	2,546,662	2,546,662	—	—

Schedule of Reconciliation of Level 3 Fair Values

The following table shows a reconciliation from opening balances to the closing balances for Level 3 fair values:

	Level 3 Asset	Level 3 Promissory note
	$000’s	$000’s
Balance – January 1, 2016	27,679	7,700
Loss included in gain (loss) from investments	(14,124)	—
Interest and accretion included in income from investments and financial expenses	—	888
Purchases	11,754	—
Sales	(2,566)	—
Reclassification	501	—
Conversion of Level 3 instruments	(8,377)	—
Loss on settlement	—	(3,761)
Unrealized gain included in other comprehensive income	382	—
Balance – December 31, 2016	15,249	4,827
Gain included in income from investments	(398)	—
Interest accretion included in financial expenses	—	256
Gain on settlement	—	3,001
Settlement of promissory note	—	(8,084)
Unrealized gain included in other comprehensive income	656	—
NYX Sub Preferred Shares transfer out of Level 3 (see notes above)	(8,526)	—
Balance – December 31, 2017	6,981	—

Level 3 Liability
$000’s
Balance – January 1, 2016	380,680
Accretion	22,887
Repayment of deferred consideration	(200,000)
Gain on settlement of deferred consideration	(2,467)
Balance – December 31, 2016	201,100
Accretion	2,048
Repayment of deferred consideration	(197,510)
Gain on settlement of deferred consideration	(44)
Settlement of put liability	(5,594)
Balance – December 31, 2017	—